Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 35.3%
Communication Services — 5.2%
Diversified Telecommunication Services — 1.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,204,534 (a)
AT&T Inc., Senior Notes	2.250%	2/1/32	6,530,000	5,706,904
AT&T Inc., Senior Notes	2.550%	12/1/33	3,450,000	2,920,953
AT&T Inc., Senior Notes	5.350%	9/1/40	870,000	838,521
AT&T Inc., Senior Notes	5.550%	8/15/41	2,710,000	2,625,100
AT&T Inc., Senior Notes	4.350%	6/15/45	149,000	120,481
AT&T Inc., Senior Notes	3.500%	9/15/53	970,000	636,539
AT&T Inc., Senior Notes	3.550%	9/15/55	970,000	631,331
AT&T Inc., Senior Notes	3.800%	12/1/57	670,000	453,416
AT&T Inc., Senior Notes	3.650%	9/15/59	370,000	239,941
NTT Finance Corp., Senior Notes	4.620%	7/16/28	1,200,000	1,204,758 (a)
NTT Finance Corp., Senior Notes	4.876%	7/16/30	3,660,000	3,684,221 (a)
NTT Finance Corp., Senior Notes	5.171%	7/16/32	5,410,000	5,451,110 (a)
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,170,000	4,925,357
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	5,013,000	4,552,309
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	633,000	612,897
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,440,000	1,423,415
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	490,000	376,474
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	350,000	279,237
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	55,000	51,927
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	75,577
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	1,380,000	963,727
Total Diversified Telecommunication Services				40,978,729
Entertainment — 0.2%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	945,000	933,934
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	2,700,000	2,677,050 (a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,260,000	2,544,302
Total Entertainment				6,155,286
Interactive Media & Services — 0.9%
Alphabet Inc., Senior Notes	3.700%	2/15/29	1,870,000	1,854,318
Alphabet Inc., Senior Notes	4.100%	2/15/31	740,000	735,018
Alphabet Inc., Senior Notes	4.400%	2/15/33	490,000	484,039
Alphabet Inc., Senior Notes	4.500%	5/15/35	160,000	157,430
Alphabet Inc., Senior Notes	4.700%	11/15/35	2,400,000	2,372,091
Alphabet Inc., Senior Notes	4.800%	2/15/36	1,210,000	1,205,286
Alphabet Inc., Senior Notes	5.350%	11/15/45	850,000	831,619
Alphabet Inc., Senior Notes	5.500%	2/15/46	2,080,000	2,064,525
Alphabet Inc., Senior Notes	5.250%	5/15/55	80,000	75,597
Alphabet Inc., Senior Notes	5.450%	11/15/55	870,000	842,941
Alphabet Inc., Senior Notes	5.650%	2/15/56	2,070,000	2,064,821
Alphabet Inc., Senior Notes	5.300%	5/15/65	1,430,000	1,324,760
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	7,625,000	7,552,772
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	1,980,000	1,943,250
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	2,600,000	2,462,087
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services — continued
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	2,180,000	$2,044,971
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	4,220,000	3,922,630
Total Interactive Media & Services				31,938,155
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	4,543,000	4,062,285
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	2,670,000	2,661,300 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	9,749,000	9,667,416
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	6,160,000	6,192,397
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	1,620,000	1,682,772
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,325,000	2,982,333
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	2,560,000	2,136,676
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	492,365
Comcast Corp., Senior Notes	3.900%	3/1/38	2,160,000	1,856,151
Comcast Corp., Senior Notes	3.969%	11/1/47	4,956,000	3,650,808
Comcast Corp., Senior Notes	5.350%	5/15/53	3,240,000	2,867,791
DISH DBS Corp., Senior Notes	7.750%	7/1/26	510,000	508,884
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	6,279,350 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	1,083,933 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	4,350,000	4,210,090
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,333,663
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,030,000	3,057,198
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,755,000	1,837,673
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,875,000	1,862,042
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,617,000	1,466,738
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	780,000	798,892 (a)
Total Media				61,690,757
Wireless Telecommunication Services — 1.3%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	15,000,000	8,915,979 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	3,730,000	3,715,103
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,670,000	5,555,310
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,950,000	1,938,298
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	15,295,000	14,899,505
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	6,710,000	6,099,243
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,420,000	1,343,473
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	3,780,000	3,809,794
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,530,000	2,225,268
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	1,230,000	1,200,267
Total Wireless Telecommunication Services				49,702,240

Total Communication Services				190,465,167
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 3.3%
Automobile Components — 0.2%
Cyprium Corp./Cyprium Holdings Luxembourg SARL, Senior Notes	6.375%	4/15/34	1,230,000	$1,196,965 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	4,360,000	4,220,839 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	2,090,000	2,054,658 (a)
Total Automobile Components				7,472,462
Automobiles — 0.3%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	3,260,000	3,365,640
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,550,000	1,486,888
General Motors Co., Senior Notes	5.600%	10/15/32	650,000	665,766
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,245,228
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	880,000	878,929
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,471,000	4,240,118 (a)
Total Automobiles				11,882,569
Broadline Retail — 0.8%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	6,120,000	6,050,815
Amazon.com Inc., Senior Notes	4.250%	3/13/31	1,240,000	1,231,141
Amazon.com Inc., Senior Notes	4.550%	3/13/33	1,200,000	1,188,801
Amazon.com Inc., Senior Notes	4.350%	3/20/33	1,400,000	1,375,085
Amazon.com Inc., Senior Notes	4.650%	11/20/35	1,850,000	1,814,710
Amazon.com Inc., Senior Notes	4.875%	3/13/36	1,250,000	1,239,091
Amazon.com Inc., Senior Notes	5.650%	3/13/46	1,310,000	1,306,242
Amazon.com Inc., Senior Notes	5.800%	3/13/56	1,060,000	1,059,897
Amazon.com Inc., Senior Notes	4.250%	8/22/57	2,970,000	2,319,020
Amazon.com Inc., Senior Notes	5.950%	3/13/66	1,820,000	1,827,352
Prosus NV, Senior Notes	3.061%	7/13/31	12,990,000	11,644,581 (a)
Total Broadline Retail				31,056,735
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp., Senior Notes	5.875%	6/15/31	1,470,000	1,488,994 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	2,420,000	2,445,483 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	600,000	598,048
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	1,480,000	1,499,566
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,140,000	3,027,438
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	4,200,000	4,317,834
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	260,000	267,551
McDonald’s Corp., Senior Notes	3.600%	7/1/30	80,000	77,761
McDonald’s Corp., Senior Notes	4.200%	4/1/50	6,670,000	5,261,385
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	2,040,000	2,071,876 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	3,750,000	3,602,553 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	830,000	806,898 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	480,000	466,096 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	2,510,000	2,535,360 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	5,790,000	5,849,273 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	1,640,000	1,583,990
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	760,000	723,313
Sands China Ltd., Senior Notes	2.300%	3/8/27	6,770,000	6,611,935
Sands China Ltd., Senior Notes	5.400%	8/8/28	3,950,000	3,982,066
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	2.850%	3/8/29	3,980,000	$3,750,302
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,690,000	1,530,764
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,090,000	2,094,899 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	3,040,000	3,003,601 (a)
Total Hotels, Restaurants & Leisure				57,596,986
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,480,000	1,392,821
Home Depot Inc., Senior Notes	3.300%	4/15/40	3,220,000	2,574,792
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,295,000	3,659,330
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	540,000	540,724
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	3,390,000	3,303,721 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	3,750,000	3,747,429 (a)
Total Specialty Retail				15,218,817

Total Consumer Discretionary				123,227,569
Consumer Staples — 1.3%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	3,442,000	3,103,795
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	3,560,000	3,460,028
Total Beverages				6,563,823
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	3,270,000	3,229,777
Food Products — 0.3%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	2,200,000	2,208,261 (a)(b)
Mars Inc., Senior Notes	3.200%	4/1/30	210,000	200,427 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	780,000	789,465 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	1,860,000	1,878,384 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	5,620,000	5,483,729 (a)
Total Food Products				10,560,266
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,197,000	1,206,975
Tobacco — 0.7%
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	983,142
Altria Group Inc., Senior Notes	2.450%	2/4/32	3,750,000	3,291,745
Altria Group Inc., Senior Notes	6.875%	11/1/33	1,610,000	1,783,726
Altria Group Inc., Senior Notes	5.800%	2/14/39	3,130,000	3,143,903
Altria Group Inc., Senior Notes	3.875%	9/16/46	2,070,000	1,518,150
Altria Group Inc., Senior Notes	5.950%	2/14/49	10,000	9,702
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,620,000	1,806,379
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,664,000	1,641,905
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	401,676
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,515,000	3,669,021
BAT Capital Corp., Senior Notes	7.081%	8/2/53	210,000	232,273
BAT Capital Corp., Senior Notes	6.250%	8/15/55	20,000	20,249
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	3,360,000	3,410,655
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	930,000	951,938
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	2,110,000	$2,149,540
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	805,000	704,298
Reynolds American Inc., Senior Notes	5.850%	8/15/45	2,579,000	2,499,269
Total Tobacco				28,217,571

Total Consumer Staples				49,778,412
Energy — 4.7%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	1,580,000	1,537,351
Oil, Gas & Consumable Fuels — 4.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	5,260,000	5,467,496 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	1,410,000	1,371,855
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	1,340,000	862,089
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,030,000	943,677 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,071,000	1,802,130 (a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	2,281,000	2,190,902
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	2,620,000	2,388,677
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,630,000	1,652,592 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,665,000	1,755,088 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,660,000	1,633,577 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	299,000	297,077
Continental Resources Inc., Senior Notes	5.750%	1/15/31	429,000	437,382 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,739,000	1,727,047
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	1,949,000	1,942,186
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,430,000	1,430,707 (a)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	588,000	588,233
Devon Energy Corp., Senior Notes	5.875%	6/15/28	114,000	114,052
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,610,000	1,559,109
Ecopetrol SA, Senior Notes	8.375%	1/19/36	5,740,000	5,824,560
Ecopetrol SA, Senior Notes	5.875%	5/28/45	6,530,000	4,812,940
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	4,275,000	4,269,970 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	15,052,000	15,359,964 (c)(d)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	520,000	529,737
Energy Transfer LP, Senior Notes	3.750%	5/15/30	2,810,000	2,717,239
Energy Transfer LP, Senior Notes	5.550%	5/15/34	30,000	30,558
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,049,542
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,413,000	1,256,903
Energy Transfer LP, Senior Notes	6.250%	4/15/49	870,000	853,889
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	850,000	819,314
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	577,000	544,079
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,105,000	2,335,387
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	2,197,000	1,590,485
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	1,830,000	1,761,641
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	870,000	628,955
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,335,000	$2,320,103 (d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	1,400,000	1,288,718
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	598,817 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	1,278,000	1,286,539
EQT Corp., Senior Notes	3.625%	5/15/31	3,383,000	3,159,166 (a)
Expand Energy Corp., Senior Notes	5.375%	2/1/29	920,000	919,542
Expand Energy Corp., Senior Notes	5.375%	3/15/30	2,710,000	2,733,765
Expand Energy Corp., Senior Notes	4.750%	2/1/32	2,810,000	2,739,089
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	1,450,000	1,033,749
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	4,060,000	4,167,540 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	5,050,000	5,121,166 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	7,610,000	6,837,727 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,690,807
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,554,106
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	226,000	257,917
MPLX LP, Senior Notes	4.800%	2/15/29	2,590,000	2,612,061
MPLX LP, Senior Notes	4.500%	4/15/38	1,340,000	1,204,758
MPLX LP, Senior Notes	4.700%	4/15/48	1,470,000	1,195,835
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,617,000	2,604,873
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	3,630,000	3,587,676
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	1,130,000	1,258,236
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	3,792,000	4,315,975
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	1,275,000	1,363,133
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	1,530,000	1,151,133
ONEOK Inc., Senior Notes	5.800%	11/1/30	2,410,000	2,509,081
ONEOK Inc., Senior Notes	6.050%	9/1/33	580,000	608,378
ONEOK Inc., Senior Notes	6.625%	9/1/53	570,000	585,474
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	2,360,000	2,405,609 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,610,000	1,451,292
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	3,820,000	2,701,943 (a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	2,503,000	2,861,439
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,370,000	1,986,439
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,045,000	2,042,573
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	190,000	180,148
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,350,000	2,202,625 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	2,100,000	2,145,272 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	1,130,000	1,176,988 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	5,240,000	5,553,362 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,870,000	1,885,717
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	413,000	413,370
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,935,000	2,851,047
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	760,000	722,555
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	5,348,000	6,058,419
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	985,000	$1,170,299
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	2,520,000	2,524,213
Total Oil, Gas & Consumable Fuels				171,587,713

Total Energy				173,125,064
Financials — 9.8%
Banks — 6.2%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	4.336%	4/15/26	7,226,000	5,844,064 (c)(d)
Banco Santander SA, Senior Notes	4.551%	11/6/30	5,800,000	5,719,412
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,270,000	2,113,580
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,060,000	943,455 (d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	8,720,000	8,058,109 (d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	7,641,000	7,508,980 (d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	4,810,000	4,767,928 (d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	6,570,000	5,085,464 (d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	2,690,000	2,182,472 (d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	620,000	619,646 (d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,660,000	6,546,431 (d)
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	10,000	9,844 (d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,290,000	2,298,252 (d)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	3,110,000	3,240,984 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	7,380,000	7,694,366 (a)(c)(d)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,970,000	3,954,219 (a)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	3,510,000	3,547,111 (a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	829,000	841,060 (a)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	8,945,000	9,361,736 (a)(d)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	4,710,000	4,717,257 (a)(d)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	5,020,000	5,027,180 (c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,915,000	2,386,601
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,462,000	2,159,026
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,230,000	1,041,716
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,320,000	4,760,882 (d)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	6,280,000	6,188,184 (d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,518,549 (d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	5,260,000	5,201,117 (d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	670,000	667,280 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,150,000	$4,151,088
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	960,000	951,440 (a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	5,210,000	4,881,660 (a)(d)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	3,360,000	3,292,947 (a)(d)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	330,000	324,682 (a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	249,671 (a)(d)
HSBC Holdings PLC, Senior Notes (5.279% to 3/10/36 then SOFR + 1.550%)	5.279%	3/10/37	3,940,000	3,870,707 (d)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	6,190,000	6,037,654 (d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	6,960,000	6,130,159 (d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	6,130,000	5,666,257 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,150,000	3,930,130 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,420,000	927,707 (d)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	4,150,000	4,128,884 (d)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	4,410,000	4,467,645 (d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	4,620,000	4,734,957 (d)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	1,770,000	1,700,042
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	1,960,000	2,004,706
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	2,300,000	2,221,854 (d)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,490,000	1,465,673
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	2,961,000	2,937,365 (d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	90,000	90,231 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	3,240,000	3,333,125 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	2,350,000	2,453,744 (d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,330,000	2,314,285
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	3,180,000	3,162,850
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	5,400,000	5,271,612 (d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	3,860,000	3,642,438 (d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	5,770,000	5,299,535 (d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	6,620,000	6,564,759 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	12,190,000	10,748,921 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	1,180,000	1,209,717 (d)
Total Banks				228,171,350
Capital Markets — 2.4%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	2,110,000	2,246,914 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
CI Financial Corp., Senior Notes	7.500%	5/30/29	5,360,000	$5,627,622 (a)
Credit Suisse AG AT1 Claim	—	—	61,000,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	3,153,000	3,138,276
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,160,000	1,079,335
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	4,800,000	5,057,024
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	4,434,000	3,844,110
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	7,070,000	6,352,903 (d)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,776,175 (d)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,420,000	1,001,063 (d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,297,208 (d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,744,695 (d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	1,765,000	1,741,352 (d)
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	908,000	847,065 (a)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	90,000	79,496 (d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	9,370,000	8,702,613 (d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	5,560,000	5,333,060 (d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,533,000	7,434,109 (d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,155,057 (d)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	3,130,000	3,078,277 (d)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	2,720,000	2,630,494 (d)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	2,600,000	2,592,445 (d)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	2,550,000	2,635,058 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	7,010,000	7,475,851 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	2,480,000	2,793,966 (a)(c)(d)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,180,000	1,154,830 (a)(d)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	4,430,000	4,443,057 (a)(d)
Total Capital Markets				90,262,055
Consumer Finance — 0.3%
American Express Co., Senior Notes	4.050%	5/3/29	1,690,000	1,683,803
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	3,000,000	2,818,558 (a)(d)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	4,910,000	4,850,609 (a)
Total Consumer Finance				9,352,970
Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	12,550,000	12,413,763
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	5,360,000	$5,160,808
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	6,000	6,406
Block Inc., Senior Notes	6.000%	8/15/33	2,010,000	1,978,872 (a)
ILFC E-Capital Trust II, Ltd. GTD	6.630%	12/21/65	2,870,000	2,507,338 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	4,230,000	4,350,834 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,120,000	1,108,524 (a)
Total Financial Services				27,526,545
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	1,870,000	1,910,487
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,360,000	1,412,072 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,593,000	1,627,087
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,385,000	2,122,989 (a)
Total Insurance				7,072,635

Total Financials				362,385,555
Health Care — 2.6%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	5.050%	3/15/34	4,370,000	4,436,757
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	135,988
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,365,000	1,224,804
AbbVie Inc., Senior Notes	4.250%	11/21/49	1,696,000	1,377,644
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,525,000	3,125,861
Total Biotechnology				10,301,054
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	1,100,000	1,082,815
Abbott Laboratories, Senior Notes	4.300%	3/15/33	2,400,000	2,349,472
Abbott Laboratories, Senior Notes	4.750%	3/15/38	1,180,000	1,144,767
Abbott Laboratories, Senior Notes	5.500%	3/15/56	910,000	892,925
Solventum Corp., Senior Notes	5.400%	3/1/29	1,617,000	1,654,380
Solventum Corp., Senior Notes	5.450%	3/13/31	3,300,000	3,386,578
Solventum Corp., Senior Notes	5.600%	3/23/34	4,410,000	4,509,794
Solventum Corp., Senior Notes	5.900%	4/30/54	1,666,000	1,628,960
Total Health Care Equipment & Supplies				16,649,691
Health Care Providers & Services — 1.1%
Centene Corp., Senior Notes	3.375%	2/15/30	1,160,000	1,048,591
Cigna Group, Senior Notes	4.375%	10/15/28	2,680,000	2,678,308
Cigna Group, Senior Notes	4.800%	8/15/38	1,962,000	1,845,672
CommonSpirit Health, Secured Notes	4.350%	11/1/42	410,000	349,093
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,660,000	1,654,463
CVS Health Corp., Senior Notes	2.125%	9/15/31	660,000	572,501
CVS Health Corp., Senior Notes	4.125%	4/1/40	1,673,000	1,397,693
CVS Health Corp., Senior Notes	5.125%	7/20/45	2,580,000	2,266,802
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	1,998,501	2,017,643
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,100,000	2,977,706
HCA Inc., Senior Notes	5.500%	6/15/47	920,000	843,949
HCA Inc., Senior Notes	7.500%	11/15/95	8,000,000	8,524,810
Humana Inc., Senior Notes	3.950%	3/15/27	10,000	9,958
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Humana Inc., Senior Notes	2.150%	2/3/32	3,750,000	$3,211,798
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,070,000	4,591,370
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	630,000	614,334
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	672,920
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	4,755,000	3,320,741
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	935,053
Total Health Care Providers & Services				39,533,405
Pharmaceuticals — 0.8%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	5,510,000	5,646,037 (a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	1,164,000	849,103 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	4,020,000	4,133,336
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	2,440,000	2,502,356
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	4,310,000	4,304,484
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,400,000	1,276,312
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,860,000	1,674,602
Pfizer Inc., Senior Notes	1.700%	5/28/30	3,680,000	3,309,394
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	8,190,000	6,081,043
Total Pharmaceuticals				29,776,667

Total Health Care				96,260,817
Industrials — 2.4%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	3.100%	5/1/26	700,000	699,097
Boeing Co., Senior Notes	2.700%	2/1/27	2,840,000	2,800,888
Boeing Co., Senior Notes	2.800%	3/1/27	10,000	9,847
Boeing Co., Senior Notes	3.200%	3/1/29	3,580,000	3,453,693
Boeing Co., Senior Notes	3.250%	2/1/35	1,094,000	938,289
Boeing Co., Senior Notes	3.550%	3/1/38	2,720,000	2,261,323
Boeing Co., Senior Notes	3.750%	2/1/50	1,280,000	908,615
Bombardier Inc., Senior Notes	7.250%	7/1/31	540,000	566,550 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	1,200,000	1,240,750 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,045,000	938,999
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	440,000	435,388 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	800,000	788,843 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	2,370,000	2,344,287 (a)
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	2,450,000	2,419,247
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	1,190,000	1,233,480
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	510,000	476,746
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,230,000	2,167,984
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	4,630,000	3,658,135
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,570,000	1,426,647
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	10,000	9,825
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	8,320,000	7,722,212
RTX Corp., Senior Notes	4.125%	11/16/28	2,820,000	2,808,812
RTX Corp., Senior Notes	2.250%	7/1/30	4,430,000	4,052,422
RTX Corp., Senior Notes	6.000%	3/15/31	850,000	903,804
RTX Corp., Senior Notes	4.500%	6/1/42	3,629,000	3,222,436
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
RTX Corp., Senior Notes	3.030%	3/15/52	2,200,000	$1,397,869
Total Aerospace & Defense				48,886,188
Building Products — 0.0%††
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,960,000	1,988,916 (a)
Commercial Services & Supplies — 0.2%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	2,100,000	2,062,296 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,120,000	2,147,590 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	2,330,000	2,346,257
Total Commercial Services & Supplies				6,556,143
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.800%	3/6/36	600,000	592,607
GE Vernova Inc., Senior Notes	4.250%	2/4/31	1,310,000	1,295,687
GE Vernova Inc., Senior Notes	4.875%	2/4/36	1,450,000	1,437,668
GE Vernova Inc., Senior Notes	5.500%	2/4/56	770,000	741,266
Total Electrical Equipment				4,067,228
Ground Transportation — 0.3%
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	1,810,000	1,788,725 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	1,660,000	1,632,294 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	1,250,000	1,219,582 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	80,000	77,429 (a)
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,540,000	2,132,716
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,130,000	1,508,745
Union Pacific Corp., Senior Notes	3.750%	2/5/70	4,395,000	2,935,050
Total Ground Transportation				11,294,541
Industrial Conglomerates — 0.1%
Siemens Funding BV, Senior Notes	4.900%	5/28/32	2,780,000	2,835,593 (a)
Siemens Funding BV, Senior Notes	5.900%	5/28/65	1,030,000	1,052,821 (a)
Total Industrial Conglomerates				3,888,414
Passenger Airlines — 0.3%
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	1,070,000	1,049,206
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	9,000,000	8,836,010 (a)
Total Passenger Airlines				9,885,216
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	450,000	455,246
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	870,000	892,693 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	1,510,000	1,548,644 (a)
Total Trading Companies & Distributors				2,896,583

Total Industrials				89,463,229
Information Technology — 1.8%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	1,330,000	1,374,549 (a)
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,188,586
Broadcom Inc., Senior Notes	4.600%	1/15/33	3,730,000	3,674,635
Broadcom Inc., Senior Notes	3.137%	11/15/35	10,210,000	8,678,703 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	1,900,000	1,853,096
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	$128,768 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	145,000	140,734 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	5,930,000	6,140,009 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	2,290,000	2,320,727 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	4,375,000	3,542,191
Intel Corp., Senior Notes	3.050%	8/12/51	610,000	370,587
Micron Technology Inc., Senior Notes	5.300%	1/15/31	3,470,000	3,633,291
Micron Technology Inc., Senior Notes	5.875%	2/9/33	2,791,000	2,986,125
Micron Technology Inc., Senior Notes	6.050%	11/1/35	100,000	107,948
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	2,480,000	2,477,254
Total Semiconductors & Semiconductor Equipment				37,242,654
Software — 0.7%
Oracle Corp., Senior Notes	2.950%	4/1/30	730,000	666,569
Oracle Corp., Senior Notes	4.650%	5/6/30	4,800,000	4,692,994
Oracle Corp., Senior Notes	4.950%	2/4/31	40,000	39,151
Oracle Corp., Senior Notes	2.875%	3/25/31	6,350,000	5,641,339
Oracle Corp., Senior Notes	5.350%	5/4/33	590,000	574,563
Oracle Corp., Senior Notes	5.200%	9/26/35	580,000	544,330
Oracle Corp., Senior Notes	5.700%	2/4/36	660,000	634,868
Oracle Corp., Senior Notes	5.875%	9/26/45	1,520,000	1,312,341
Oracle Corp., Senior Notes	3.600%	4/1/50	810,000	489,387
Oracle Corp., Senior Notes	5.375%	9/27/54	3,400,000	2,638,296
Oracle Corp., Senior Notes	5.950%	9/26/55	1,370,000	1,153,393
Oracle Corp., Senior Notes	6.700%	2/4/56	10,000	9,288
Oracle Corp., Senior Notes	6.850%	2/4/66	1,170,000	1,076,666
Synopsys Inc., Senior Notes	4.850%	4/1/30	1,720,000	1,733,106
Synopsys Inc., Senior Notes	5.000%	4/1/32	1,360,000	1,372,258
Synopsys Inc., Senior Notes	5.150%	4/1/35	1,140,000	1,142,587
Synopsys Inc., Senior Notes	5.700%	4/1/55	2,290,000	2,190,939
Total Software				25,912,075
Technology Hardware, Storage & Peripherals — 0.1%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	1,760,000	1,793,523 (a)

Total Information Technology				66,322,801
Materials — 2.0%
Chemicals — 0.4%
Equate Petrochemical Co. KSCC, Senior Notes	4.250%	11/3/26	4,790,000	4,743,664 (a)
OCP SA, Senior Notes	6.750%	5/2/34	9,390,000	9,777,967 (a)
Total Chemicals				14,521,631
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	640,000	647,286
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	1,290,000	1,312,319
Total Construction Materials				1,959,605
Metals & Mining — 1.2%
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	2,050,000	2,005,348 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	2,334,000	2,338,992
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,170,000	1,160,064
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	7,590,000	$7,459,604 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	207,619 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,940,000	2,024,590 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	3,842,000	3,914,429 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	3,090,000	2,975,011 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,232,000	3,060,355
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	870,000	884,573 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	30,000	29,875 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	5,060,000	5,171,324 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	2,170,000	2,184,602 (a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	4,720,000	5,400,454
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	645,355
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	6,860,000	6,846,995
Total Metals & Mining				46,309,190
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	10,050,000	9,347,910

Total Materials				72,138,336
Real Estate — 0.1%
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,780,000	1,780,648 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	520,000	511,125 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	2,110,000	2,086,975 (a)

Total Real Estate				4,378,748
Utilities — 2.1%
Electric Utilities — 1.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	3,100,000	2,779,077 (a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	3,859,000	3,459,744 (h)
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	6,220,000	6,035,577 (a)
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	1,270,000	1,260,389
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	730,000	720,784
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	220,000	217,520
Exelon Corp., Senior Notes	5.625%	6/15/35	2,726,000	2,792,298
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	6,522,000	6,470,497
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,044,000	4,312,340
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,410,000	2,448,978
NRG Energy Inc., Senior Notes	5.750%	1/15/34	1,150,000	1,135,147 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	5,670,000	5,621,817 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	1,700,000	1,668,618 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	2,340,000	2,282,216
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	1,320,000	1,349,511
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	1,630,000	1,614,365
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	4,340,000	4,207,865
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	3,850,000	3,451,451
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,070,000	800,884
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,673,422
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	4,988,706
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	4,710,000	$4,581,366 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	2,670,000	2,689,974 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.350%	1/31/36	3,280,000	3,210,672 (a)
Total Electric Utilities				70,773,218
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	1,680,000	1,697,940 (a)
Snam SpA, Senior Notes	5.750%	5/28/35	3,880,000	3,958,541 (a)
Total Gas Utilities				5,656,481
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	880,000	844,468
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	380,000	291,814
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	1,350,000	1,491,023
Total Multi-Utilities				2,627,305

Total Utilities				79,057,004
Total Corporate Bonds & Notes (Cost — $1,367,288,263)				1,306,602,702
Mortgage-Backed Securities — 29.8%
FHLMC — 7.2%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	5,600,000	5,579,161
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	19,411,136	16,559,170
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	3/1/41- 4/1/51	70,398,496	60,984,376
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42- 6/1/46	11,149,532	10,488,198
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/47	266,680	262,534
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	866,880	779,762
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 1/1/52	54,375,698	46,885,339
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	28,040,395	28,561,750
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53- 8/1/55	18,011,514	18,773,366
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53- 5/1/54	19,132,176	19,860,644
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	1/1/55	6,824,711	7,001,568 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	20,352,160	20,393,548 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	4/1/39- 1/1/40	16,399	16,577
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/43- 5/1/47	25,260,530	22,911,017
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	5/1/43- 3/1/45	6,430,277	6,059,402
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	147,881	141,888
Total FHLMC				265,258,300
FNMA — 14.3%
Federal National Mortgage Association (FNMA)	6.500%	2/1/29- 7/1/55	5,205,636	5,392,655
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	6.000%	5/1/29- 9/1/55	17,286,825	$17,806,485
Federal National Mortgage Association (FNMA)	5.000%	10/1/33- 7/1/52	18,133,056	18,277,701
Federal National Mortgage Association (FNMA)	4.350%	10/1/34	3,200,000	3,166,541
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	77,953,396	71,222,405
Federal National Mortgage Association (FNMA)	4.360%	12/1/35	3,600,000	3,529,941
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	35,710,859	36,390,975
Federal National Mortgage Association (FNMA)	2.500%	3/1/38- 2/1/52	62,716,747	55,131,573
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	48,610,239	40,852,386
Federal National Mortgage Association (FNMA)	4.500%	10/1/41- 8/1/58	1,872,338	1,814,851
Federal National Mortgage Association (FNMA)	1.500%	1/1/42	693,078	583,547
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 1/1/57	24,528,289	23,305,044
Federal National Mortgage Association (FNMA)	3.500%	8/1/42- 12/1/46	26,490,851	24,962,978
Federal National Mortgage Association (FNMA)	6.000%	9/1/55	14,380,861	14,670,697 (b)
Federal National Mortgage Association (FNMA)	2.000%	4/1/56	16,200,000	13,052,390 (i)
Federal National Mortgage Association (FNMA)	4.000%	4/1/56	29,000,000	27,368,983 (i)
Federal National Mortgage Association (FNMA)	4.500%	4/1/56	38,900,000	37,547,838 (i)
Federal National Mortgage Association (FNMA)	5.000%	4/1/56	60,500,000	59,674,842 (i)
Federal National Mortgage Association (FNMA)	5.500%	4/1/56	51,100,000	51,343,346 (i)
Federal National Mortgage Association (FNMA)	6.000%	4/1/56	18,800,000	19,166,304 (i)
Federal National Mortgage Association (FNMA)	6.500%	4/1/56	3,600,000	3,724,776 (i)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.827%)	5.752%	11/1/35	5,362	5,463 (d)
Total FNMA				528,991,721
GNMA — 8.3%
Government National Mortgage Association (GNMA)	6.500%	4/15/28- 1/15/39	570,765	592,295
Government National Mortgage Association (GNMA)	6.000%	1/15/29- 2/15/37	1,752,359	1,792,575
Government National Mortgage Association (GNMA)	5.500%	7/15/33- 6/15/36	1,535,426	1,579,738
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	18,082,792	16,507,764
Government National Mortgage Association (GNMA)	4.000%	5/15/47- 3/15/50	6,468,272	6,286,687
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	5,912,615	5,493,580
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	17,237,571	17,220,184
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	4.500%	7/20/41- 9/20/52	20,621,888	$20,119,259
Government National Mortgage Association (GNMA) II	3.500%	10/20/45- 6/20/52	23,013,124	21,031,528
Government National Mortgage Association (GNMA) II	4.000%	10/20/49- 2/20/50	4,334,892	4,079,805
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	21,510,044	19,017,153
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 8/20/51	25,072,832	21,571,053
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	16,825,170	17,115,709
Government National Mortgage Association (GNMA) II	2.000%	4/1/56	36,000,000	29,747,812 (i)
Government National Mortgage Association (GNMA) II	2.500%	4/1/56	18,800,000	16,176,812 (i)
Government National Mortgage Association (GNMA) II	3.000%	4/1/56	3,500,000	3,125,171 (i)
Government National Mortgage Association (GNMA) II	4.000%	4/1/56	10,100,000	9,462,576 (i)
Government National Mortgage Association (GNMA) II	4.500%	4/1/56	7,700,000	7,439,845 (i)
Government National Mortgage Association (GNMA) II	5.000%	4/1/56	31,000,000	30,706,638 (i)
Government National Mortgage Association (GNMA) II	5.500%	4/1/56	32,900,000	33,114,672 (i)
Government National Mortgage Association (GNMA) II	6.000%	4/1/56	20,600,000	20,949,426 (i)
Government National Mortgage Association (GNMA) II	6.500%	4/1/56	2,700,000	2,806,345 (i)
Total GNMA				305,936,627

Total Mortgage-Backed Securities (Cost — $1,146,962,329)				1,100,186,648
Collateralized Mortgage Obligations(j) — 17.0%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	9,410,000	9,259,449 (a)
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.419%)	6.089%	9/15/34	880,000	863,033 (a)(d)
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.797%	9/15/34	1,780,000	1,730,971 (a)(d)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,147,196	1,741,580
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	13.228%	8/25/36	2,350,610	1,198,473 (d)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.190%	7/20/46	160,442	141,391 (d)
Angel Oak Mortgage Trust, 2025-6 A1	5.515%	4/25/70	5,901,945	5,926,135 (a)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. Term SOFR + 0.374%)	4.053%	4/29/37	233,180	233,221 (a)(d)
BANK5, 2023-5YR1 A2	5.779%	4/15/56	1,798,522	1,822,179
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,157,977	1,031,184
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	19.815%	7/25/36	1,075,126	1,330,938 (d)
Benchmark Mortgage Trust, 2019-B12 WMA	4.246%	8/15/52	4,000,000	3,679,657 (a)(d)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,500,000	11,496,562 (d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	7.778%	2/15/39	9,254,000	9,254,567 (a)(d)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	2,950,000	2,857,153 (a)(d)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.423%	8/15/42	9,750,000	9,769,471 (a)(d)
BX Commercial Mortgage Trust, 2026-CSMO C (1 mo. Term SOFR + 2.000%)	5.673%	2/15/43	7,740,000	7,763,457 (a)(d)
BX Commercial Mortgage Trust, 2026-CSMO D (1 mo. Term SOFR + 2.450%)	6.123%	2/15/43	2,270,000	2,279,212 (a)(d)
BX Commercial Mortgage Trust, 2026-VLT9 A (1 mo. Term SOFR + 1.700%)	5.373%	3/15/45	4,870,000	4,855,896 (a)(d)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.127%	8/19/43	7,040,000	7,027,477 (a)(d)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	3,140,000	3,073,568
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	3.993%	10/25/36	165,096	$160,891 (a)(d)
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,683,582 (d)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,867,873 (d)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	10,440,000	8,904,562 (a)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	7.617%	1/9/28	17,014,194	1,829,026 (a)(d)
Deephaven Residential Mortgage Trust, 2026-INV1 A1	4.797%	12/25/70	6,786,000	6,736,148 (a)(d)
DTP Commercial Mortgage Trust, 2023-STE2 A	5.454%	1/15/41	3,110,000	3,148,568 (a)(d)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.973%	10/15/42	3,790,000	3,794,977 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	506,336 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	1,652,136 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	1.971%	10/25/36	31,929,525	3,778,540 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019- RR01 X, IO	1.534%	6/25/28	23,500,000	619,601 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.235%	6/25/29	6,300,000	240,373 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.380%	1/25/30	16,296,000	767,797 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K159 X1, IO	0.123%	11/25/33	20,558,630	157,103 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.604%	10/25/26	37,140,581	71,592 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.469%	2/25/36	12,822,329	416,986 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.184%	6/25/27	8,629,415	69,538 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	3,171,339	3,235,272
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	686,750	693,824
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,849,120	9,916,077
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	8,525,173	1,094,999
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	18,916,437	2,523,190
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	6,698,287	1,082,607
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	7,847,566	1,543,304
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5179 GI, IO	2.500%	1/25/52	17,579,571	2,957,308
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	18,992,942	3,852,587
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	3,511,107	719,363
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	8,521,667	1,457,337
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	14,596,500	3,124,298
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	21,821,556	3,809,581
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.162%	9/25/54	3,786,183	3,808,211 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.962%	12/25/54	3,824,468	3,849,865 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-DNA2 B1 (30 Day Average SOFR + 2.100%)	5.772%	3/25/46	5,680,000	5,686,694 (a)(d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	7.062%	8/25/33	10,010,000	$11,119,298 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.712%	1/25/34	13,330,000	14,210,324 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.162%	6/25/42	16,500,000	17,126,640 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	10.412%	6/25/42	7,600,000	8,063,498 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	7.362%	9/25/42	5,000,000	5,159,222 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 B1 (30 Day Average SOFR + 7.600%)	11.262%	4/25/43	5,000,000	5,562,854 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	8,359,789	7,081,694
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,781,762	935,709
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	601,408	155,980
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	5,725,276	587,399
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	7.876%	7/25/39	2,967,478	2,992,129 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020-R02 2B1 (30 Day Average SOFR + 3.114%)	6.776%	1/25/40	2,450,000	2,481,951 (a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,273,569	4,152,358
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	2,836,180	2,520,819
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	318,444	326,855
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,193,775	1,248,390
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	1,818,118	1,958,175
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	7,565,339	6,936,919
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,691,192	279,871
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,436,571	7,503,777
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,869,476	7,852,992
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	7,337,640	1,407,784
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	11,014,774	1,665,965
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	33,365,366	5,157,698
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	3,723,863	827,538
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	6,596,297	1,137,202
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	22,142,252	2,998,347
Federal National Mortgage Association (FNMA) REMIC, 2025-53 FA (30 Day Average SOFR + 1.930%)	5.592%	7/25/55	246,059	250,096 (d)
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	40,806,141	6,520,746
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	2,731,365	350,680
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	4.123%	6/25/37	6,395,540	1,317,277 (d)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	663,797,434	1,929,925 (a)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	15,516,096	15,853,279
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.693%	1/16/54	13,301,347	391,763 (d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.067%	10/16/48	17,922,663	33,367 (d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.559%	11/16/47	6,159,651	120,467 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	211,525	$204,538 (d)
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	2.360%	2/20/46	8,723,943	979,376 (d)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,652,874	315,994
Government National Mortgage Association (GNMA), 2016-113 IO, IO	1.137%	2/16/58	8,534,356	507,053 (d)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.767%	8/15/58	14,206,985	637,858 (d)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.541%	12/16/58	25,125,597	675,075 (d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.442%	8/16/58	11,475,965	200,948 (d)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.646%	2/16/57	10,467,637	359,308 (d)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.515%	11/16/56	20,422,477	541,390 (d)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.527%	2/16/59	4,332,844	126,330 (d)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,457,204	258,401
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.484%	4/16/57	19,640,771	453,372 (d)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	13,749,731	435,541 (d)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.621%	9/16/59	9,001,637	309,614 (d)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	2.251%	5/20/67	9,439,236	298,035 (d)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.270%	7/20/67	11,167,160	565,394 (d)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.524%	9/20/67	7,517,760	199,323 (d)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.211%	10/20/67	3,460,545	107,129 (d)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.521%	11/20/67	781,343	29,455 (d)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,385,720	2,123,466
Government National Mortgage Association (GNMA), 2018-H17 DI, IO	2.167%	9/20/68	23,445,370	789,096 (d)
Government National Mortgage Association (GNMA), 2019-137 PI, IO, PAC	3.500%	11/20/49	2,227,355	435,366
Government National Mortgage Association (GNMA), 2019-H16 ID, IO	1.620%	10/20/69	17,563,595	992,213 (d)
Government National Mortgage Association (GNMA), 2020-49 IO, IO	1.050%	7/16/62	9,822,734	735,588 (d)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.887%	6/16/62	20,129,946	1,240,590 (d)
Government National Mortgage Association (GNMA), 2020-155 IO, IO	1.271%	9/16/60	18,680,649	1,616,976 (d)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	23,683,544	17,991,457
Government National Mortgage Association (GNMA), 2021-63 IO, IO	0.816%	4/16/61	22,207,610	1,308,055 (d)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.876%	11/16/63	10,807,893	711,391 (d)
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.433%	6/16/61	25,685,251	2,339,500 (d)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	4,194,311	380,732
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,373,616	255,681
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.969%	10/16/61	2,642,326	189,724 (d)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,613,521	1,065,017
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	8,392,204	1,517,273
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	34,952,655	26,773,622
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	2.377%	9/20/54	3,290,948	270,916 (d)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.277%	3/20/55	14,232,371	1,231,749 (d)
Government National Mortgage Association (GNMA), 2025-169 SA, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.927%	10/20/55	14,352,801	1,436,002 (d)
Government National Mortgage Association (GNMA), 2025-175 LS, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.277%	10/20/55	13,169,144	1,275,250 (d)
Government National Mortgage Association (GNMA), 2025-214 S, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.927%	12/20/55	9,376,583	955,443 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Government National Mortgage Association (GNMA), 2026-5 SM, IO (-1.000 x 30 Day Average SOFR + 5.700%)	2.027%	12/20/55	10,645,841	$780,816 (d)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	4.433%	10/25/45	542,437	514,492 (d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.253%	4/25/36	48,534	48,291 (d)
GS Mortgage Securities Corp. II, 2024-70P E	8.367%	3/10/41	8,125,000	8,307,191 (a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.420%	11/15/32	10,448,000	10,411,830 (a)(d)
GS Mortgage Securities Trust, 2015-GC30 B	3.887%	5/10/50	7,418,372	7,219,931 (d)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	4,690,000	4,617,115
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	9,525,983	8,876,000 (a)(d)
GS Mortgage-Backed Securities Trust, 2025-NQM4 A2	5.310%	10/25/65	5,173,380	5,172,230 (a)
GSR Mortgage Loan Trust, 2005-AR7 1A1	6.118%	11/25/35	501,870	242,016 (d)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	4.271%	6/19/35	683,175	676,841 (d)
HarborView Mortgage Loan Trust, 2005-7 1A1 (Enterprise 11th District COFI Replacement Index + 1.850%)	4.679%	6/19/45	1,499,739	578,074 (d)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	5,703,850	5,681,853 (a)
HOMES Trust, 2026-NQM1 A1	4.800%	9/25/70	3,259,491	3,236,050 (a)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.915%	8/25/35	97,001	47,901 (d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	10,807,152	9,481,606 (a)(d)
JPMorgan Mortgage Trust, 2022-LTV1 A3	3.514%	7/25/52	10,002,035	8,964,251 (a)(d)
Legacy Mortgage Asset Trust, 2021-GS1 A1	5.892%	10/25/66	8,257,310	8,266,906 (a)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	6.226%	7/25/34	20,047	19,764 (d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.003%	4/25/46	57,613	54,383 (d)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.143%	5/25/35	1,500,661	695,700 (a)(d)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	5.888%	4/15/38	2,173	2,173 (a)(d)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.073%	3/15/31	3,980,000	3,966,618 (a)(d)
MLTI Trust, 2026-SF75 E (1 mo. Term SOFR + 3.250%)	6.923%	3/15/31	5,480,000	5,467,838 (a)(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.468%	7/25/35	433,455	391,053 (d)
Morgan Stanley Residential Mortgage Loan Trust, 2025-SPL1 A3	4.250%	2/25/65	7,710,082	7,448,673 (a)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. Term SOFR + 0.454%)	4.122%	4/16/36	13,064,928	12,891,564 (a)(d)
Multifamily Trust, 2016-1 B	17.785%	4/25/46	681,641	663,321 (a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	36,681	17,299
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	9,200,000	9,292,747 (a)(d)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	5.501%	9/17/39	2,988,021	2,993,829 (a)(d)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	6,523,211	5,538,788 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	9,432,941	8,131,479 (a)(d)
PRPM Trust, 2026-RCF1 A1	4.845%	1/25/56	6,049,720	6,020,502 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	296,066	78,375
RBSSP Resecuritization Trust, 2009-12 9A2	4.341%	3/25/36	3,316,975	2,204,807 (a)(d)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	2.131%	7/25/36	3,437,628	163,695 (a)(d)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	5,000,000	5,216,120 (a)
Santander Mortgage Asset Receivable Trust, 2025-NQM5 A3	5.473%	8/25/65	3,642,585	3,630,906 (a)
SCOTT Trust, 2023-SFS A	5.910%	3/10/40	9,300,000	9,471,849 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	6.654%	1/15/27	10,600,000	4,271,524 (a)(d)
Soho Trust, 2021-SOHO B	2.697%	8/10/38	6,280,000	5,090,541 (a)(d)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	5.444%	7/25/34	285	$282 (d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.153%	7/25/46	50,334	45,688 (d)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	4.143%	4/25/36	15,437,859	3,461,582 (d)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.115%	2/15/42	8,270,000	8,179,422 (a)(d)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	4,740,000	4,681,657
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	4,700,000	4,617,790
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	17,345,000	14,808,070 (a)
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.142%	11/15/50	28,093,732	360,791 (d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	8,750,000	7,098,957 (a)(d)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,500,000	2,555,352

Total Collateralized Mortgage Obligations (Cost — $688,289,271)				628,810,482
U.S. Government & Agency Obligations — 10.4%
U.S. Government Obligations — 10.4%
U.S. Treasury Bonds	4.750%	2/15/41	31,090,000	31,272,168
U.S. Treasury Bonds	4.750%	11/15/43	940,000	928,984
U.S. Treasury Bonds	3.625%	2/15/44	33,156,000	28,174,829 (k)(l)
U.S. Treasury Bonds	5.000%	5/15/45	6,340,000	6,424,203
U.S. Treasury Bonds	2.875%	8/15/45	52,040,000	38,653,930
U.S. Treasury Bonds	4.875%	8/15/45	2,760,000	2,751,591
U.S. Treasury Bonds	3.000%	2/15/49	26,870,000	19,632,943
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000	1,164,844
U.S. Treasury Bonds	4.750%	11/15/53	13,156,000	12,795,238
U.S. Treasury Bonds	4.250%	2/15/54	6,490,000	5,814,761
U.S. Treasury Bonds	4.250%	8/15/54	12,420,000	11,126,573
U.S. Treasury Bonds	4.500%	11/15/54	2,350,000	2,195,965
U.S. Treasury Bonds	4.625%	2/15/55	1,050,000	1,001,725
U.S. Treasury Bonds	4.750%	5/15/55	5,340,000	5,201,285 (k)
U.S. Treasury Bonds	4.750%	8/15/55	3,980,000	3,879,256 (m)
U.S. Treasury Notes	3.875%	5/31/27	2,160,000	2,161,603
U.S. Treasury Notes	3.875%	6/30/30	890,000	888,731
U.S. Treasury Notes	3.875%	7/31/30	2,890,000	2,885,541
U.S. Treasury Notes	3.750%	1/31/31	1,000,000	991,563
U.S. Treasury Notes	4.125%	5/31/32	1,110,000	1,113,057
U.S. Treasury Notes	4.000%	6/30/32	53,730,000	53,494,931
U.S. Treasury Notes	3.750%	10/31/32	1,490,000	1,459,152
U.S. Treasury Notes	3.750%	2/28/33	1,690,000	1,651,579
U.S. Treasury Notes	4.250%	5/15/35	3,210,000	3,202,038
U.S. Treasury Notes	4.250%	8/15/35	97,330,000	96,980,220
U.S. Treasury Notes	4.000%	11/15/35	410,000	399,974
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	47,373,676

Total U.S. Government & Agency Obligations (Cost — $449,627,708)				383,620,360
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — 8.0%
522 Funding CLO Ltd., 2019-5A AR2 (3 mo. Term SOFR + 1.020%)	4.680%	4/15/35	5,790,000	$5,791,540 (a)(d)
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	6,180,000	6,163,939 (a)(d)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.868%	4/17/38	11,560,000	11,563,143 (a)(d)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.168%	4/19/37	5,350,000	5,363,817 (a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2025-4A A	4.400%	2/20/32	2,130,000	2,105,081 (a)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.981%	1/20/39	5,440,000	5,435,160 (a)(d)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	4.960%	4/11/48	6,410,000	6,409,385 (a)(d)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.878%	1/20/39	6,300,000	6,301,070 (a)(d)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	2.249%	9/25/34	158,371	160,537 (d)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	7,039,413	7,078,175 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.193%	12/28/48	7,884,430	7,916,307 (a)(d)
College Ave Student Loans LLC, 2024-B A1A	5.690%	8/25/54	4,833,834	4,936,108 (a)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	3,353,684	3,020,735 (d)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	7,573,825	6,714,316 (a)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.780%	4/20/37	7,660,000	7,625,523 (a)(d)
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	4.938%	4/20/38	6,390,000	6,388,431 (a)(d)
GGAM Master Trust International Ltd., 2025-1A A	5.923%	9/30/60	6,341,562	6,338,860 (a)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	4.293%	10/25/34	433,039	413,908 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2024-20A A (3 mo. Term SOFR + 1.450%)	5.118%	7/20/37	5,936,000	5,951,703 (a)(d)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.914%)	4.593%	10/25/46	3,049,364	2,910,487 (a)(d)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.147%	7/30/37	10,000,000	10,026,403 (a)(d)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	4,280,690	3,819,625 (a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	5,969,075	5,941,914 (a)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.870%	1/21/39	5,910,000	5,902,672 (a)(d)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	10,102,528	8,406,627 (a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	2,158,065	1,791,112 (a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	4.113%	10/25/36	2,887,893	879,237 (d)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	9,460,000	9,591,813 (a)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	5.422%	7/15/37	4,840,000	4,849,286 (a)(d)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	4.990%	4/17/39	7,800,000	7,782,308 (a)(d)
MAPS Trust, 2026-1A A	5.201%	1/15/51	4,830,724	4,729,354 (a)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	7,032,171	6,343,581 (a)(d)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	4.163%	6/25/33	1,809,448	1,798,556 (d)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	4.103%	5/25/32	302,168	301,196 (d)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	4,618,399	4,229,282 (a)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	5.349%	10/20/38	1,030,000	1,029,903 (a)(d)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	11,720,137	10,615,151
Origen Manufactured Housing Contract Trust, 2007-A A2	5.072%	4/15/37	1,691,645	1,559,314 (d)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.818%	4/20/38	9,460,000	9,434,248 (a)(d)
Point Au Roche Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.170%)	4.829%	1/20/39	7,465,000	7,440,740 (a)(d)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	5.033%	3/25/34	2,981,472	2,725,126 (d)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.057%	1/30/38	2,190,000	2,195,066 (a)(d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	11,060,000	11,266,634 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	4.882%	4/15/38	9,410,000	$9,412,569 (a)(d)
SMB Private Education Loan Trust, 2015-C R	1.801%	9/18/46	24,595	6,934,238 (a)(n)
SMB Private Education Loan Trust, 2025-B A1A	5.020%	3/17/53	4,554,869	4,561,594 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	4,435,471	4,183,043 (a)
Store Master Funding, 2023-1A A1	6.190%	6/20/53	6,368,483	6,380,596 (a)
Store Master Funding, 2024-1A A2	5.700%	5/20/54	10,419,183	10,597,879 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.013%	2/25/36	1,069,197	18,199 (a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	5.972%	5/25/31	2,378,844	1,680,632 (a)(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,072,223	2,000,815 (a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	5,051,232	4,591,539 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.868%	4/20/38	8,200,000	8,202,187 (a)(d)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	3,730,000	3,680,926 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	3,893,092	3,853,047 (a)

Total Asset-Backed Securities (Cost — $332,817,030)				297,344,637
			Face Amount†
Sovereign Bonds — 5.1%
Angola — 0.1%

Angolan Government International Bond, Senior Notes	9.375%	3/31/33	4,870,000	4,823,882 (a)
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	2,221,129	1,862,416
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	4,970,000	3,590,825
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	11,609,688	8,779,827 (a)
Total Argentina				14,233,068
Bahamas — 0.0%††

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	1,610,000	1,722,829 (a)
Brazil — 2.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	140,000,000 BRL	26,336,911
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	245,741,000 BRL	39,787,296
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	7,580,000	7,585,306
Total Brazil				73,709,513
Chile — 0.3%
Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	4,105,000,000 CLP	4,560,323 (h)
Chile Government International Bond, Senior Notes	2.550%	7/27/33	6,510,000	5,555,634
Total Chile				10,115,957
Costa Rica — 0.2%

Costa Rica Government International Bond, Senior Notes	6.550%	4/3/34	8,590,000	9,078,385 (a)
Ecuador — 0.1%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	4,590,000	4,509,675 (a)
Malaysia — 0.1%

Malaysia Government Bond	4.254%	5/31/35	18,640,000 MYR	4,820,917
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — 0.6%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	17,520,000	$17,633,880 (a)
Mexican Bonos, Senior Notes	7.750%	11/13/42	97,170,000 MXN	4,504,832
Total Mexico				22,138,712
Panama — 0.1%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	4,000,000	3,294,800
Paraguay — 0.1%

Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	5,000,000	4,641,250 (h)
Peru — 0.3%
Peru Government Bond, Senior Notes	5.400%	8/12/34	7,860,000 PEN	2,144,201
Peruvian Government International Bond, Senior Notes	5.375%	2/8/35	4,770,000	4,767,853
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,430,000	2,629,868
Total Peru				9,541,922
Poland — 0.2%

Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	7,240,000	7,285,717
South Africa — 0.1%

Republic of South Africa Government Bond	8.750%	1/31/44	81,010,000 ZAR	4,341,310
Supranational — 0.4%

Inter-American Development Bank, Senior Notes	7.350%	10/6/30	1,317,000,000 INR	13,643,179
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	8.250%	5/21/31	85,490,000 UYU	2,182,874
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	1
Total Uruguay				2,182,875

Total Sovereign Bonds (Cost — $190,740,808)				190,083,991
Senior Loans — 2.9%
Communication Services — 0.1%
Media — 0.1%
Nexstar Media Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.168%	6/28/32	2,497,450	2,474,923 (d)(o)(p)

Consumer Discretionary — 0.4%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	5/6/30	1,318,659	1,316,187 (d)(o)(p)
Automobiles — 0.1%
Belron Finance 2019 LLC, Term Loan (3 mo. Term SOFR + 2.000%)	5.660%	10/16/31	3,692,770	3,696,001 (d)(o)(p)
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.200%	7/1/31	2,465,037	2,463,115 (d)(o)(p)
Hotels, Restaurants & Leisure — 0.0%††
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	5.668%	7/18/31	2,021,564	2,023,727 (d)(o)(p)
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.918%	6/11/31	2,955,096	2,928,840 (d)(o)(p)(q)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	3,560,000	3,487,589 (d)(o)(p)
Total Specialty Retail				6,416,429

Total Consumer Discretionary				15,915,459
Consumer Staples — 0.0%††
Beverages — 0.0%††
Triton Water Holdings Inc., 2026 Refinancing Term Loan	—	3/19/31	1,880,000	1,885,283 (q)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 1.2%
Banks — 0.0%††
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.668%	11/24/32	2,010,000	$1,981,106 (d)(o)(p)
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	9/15/31	4,930,200	4,782,023 (d)(o)(p)
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.646%	10/4/30	2,447,939	2,454,059 (d)(o)(p)
Total Capital Markets				7,236,082
Financial Services — 0.3%
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	5.700%	10/31/31	5,535,084	5,547,787 (d)(o)(p)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.673%	12/15/31	5,815,647	5,716,520 (d)(o)(p)
Total Financial Services				11,264,307
Insurance — 0.6%
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	1/30/32	3,751,780	3,731,183 (d)(o)(p)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.418%	3/11/33	6,873,821	6,654,753 (d)(o)(p)
Asurion LLC, New Term Loan B12 (1 mo. Term SOFR + 4.250%)	7.918%	9/19/30	251,347	249,102 (d)(o)(p)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.920%	6/20/30	5,074,966	5,069,358 (d)(o)(p)(q)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	7/31/31	2,952,563	2,903,004 (d)(o)(p)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.450%	5/6/31	2,680,000	2,649,019 (d)(o)(p)
Total Insurance				21,256,419
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	11/18/27	2,465,116	2,465,116 (d)(f)(o)(p)

Total Financials				44,203,030
Health Care — 0.3%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	10/23/28	2,099,553	2,105,064 (d)(o)(p)(q)
Health Care Providers & Services — 0.1%
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.168%	2/21/31	337	337 (d)(o)(p)
Sotera Health Holdings LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	5/30/31	3,562,906	3,570,709 (d)(o)(p)
Total Health Care Providers & Services				3,571,046
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	2/15/29	2,673,249	2,628,138 (d)(o)(p)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	5/1/31	2,571,337	2,375,286 (d)(o)(p)
Total Health Care Technology				5,003,424
Pharmaceuticals — 0.0%††
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	5.918%	5/5/28	17,029	17,114 (d)(o)(p)

Total Health Care				10,696,648
Industrials — 0.4%
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.161%	3/15/30	3,317,128	3,319,202 (d)(o)(p)
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	2,097,999	262,250 *(f)(r)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	1/2/40	886,576	877,710 (d)(o)(p)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	5,506,755	3,854,728 (f)(q)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	219,877	$217,678 (d)(o)(p)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	434,265	429,922 (d)(o)(p)
Total Passenger Airlines				5,642,288
Professional Services — 0.1%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.282%	6/2/28	5,146,528	4,934,259 (d)(o)(p)

Total Industrials				13,895,749
Information Technology — 0.2%
Software — 0.2%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.950%	3/21/31	3,022,406	2,777,591 (d)(o)(p)(q)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.518%	10/8/28	2,680,000	2,400,275 (d)(o)(p)
UKG Inc., Term Loan B	—	2/10/31	3,002,456	2,873,170 (q)

Total Information Technology				8,051,036
Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.668%	1/31/31	3,692,228	3,677,237 (d)(o)(p)

Utilities — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, 2025 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	7/31/30	4,980,000	4,987,769 (d)(o)(p)
Lightning Power LLC, Initial Term Loan B (1 mo. Term SOFR + 2.250%)	5.918%	8/18/31	2,464,975	2,473,257 (d)(o)(p)

Total Utilities				7,461,026
Total Senior Loans (Cost — $109,261,305)				108,260,391
U.S. Treasury Inflation Protected Securities — 0.9%
U.S. Treasury Notes, Inflation Indexed (Cost — $32,982,312)	1.875%	7/15/34	32,298,898	32,469,957
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.750	6/12/26	7,831	19,577,500	538,381
3-Month SOFR Futures, Call @ $96.500	9/11/26	3,466	8,665,000	1,191,438
3-Month SOFR Futures, Call @ $96.875	9/11/26	3,161	7,902,500	612,444
U.S. Treasury 10-Year Notes Futures, Call @ $112.500	4/24/26	1,258	1,258,000	255,531
U.S. Treasury 10-Year Notes Futures, Call @ $113.000	4/24/26	1	1,000	141
U.S. Treasury 10-Year Notes Futures, Put @ $109.000	4/24/26	1,258	1,258,000	216,219
U.S. Treasury 10-Year Notes Futures, Put @ $113.000	4/24/26	1	1,000	2,093

Total Purchased Options (Cost — $6,002,465)				2,816,247
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			1,685	421 *(e)(s)
Spirit Aviation Holdings Inc.			290,376	72,594 *

Total Common Stocks (Cost — $4,078,435)				73,015
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $2,511,486)	3/12/30	206,310	$51,578 *(a)(e)(s)
Total Investments — 109.5% (Cost — $4,330,561,412)			4,050,320,008
Liabilities in Excess of Other Assets — (9.5)%			(351,779,007)
Total Net Assets — 100.0%			$3,698,541,001

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2026, the Fund held TBA securities with a total cost of $365,512,184.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(l)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(m)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(n)	Rate shown is the current yield based on income received over the trailing twelve months.
(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(r)	The coupon payment on this security is currently in default as of March 31, 2026.
(s)	Restricted security (Note 3).

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PAC	—	Planned Amortization Class
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At March 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/12/26	$97.000	1,889	$4,722,500	$(94,450)
3-Month SOFR Futures, Call	6/12/26	97.250	3,163	7,907,500	(118,612)
3-Month SOFR Futures, Call	9/11/26	97.000	1,581	3,952,500	(266,794)
3-Month SOFR Futures, Call	9/11/26	97.125	1,885	4,712,500	(270,969)
3-Month SOFR Futures, Call	12/11/26	97.500	1,942	4,855,000	(351,987)
3-Month SOFR Futures, Call	12/11/26	98.000	3,152	7,880,000	(394,000)
3-Month SOFR Futures, Call	3/12/27	97.500	1,435	3,587,500	(394,625)
3-Month SOFR Futures, Put	9/11/26	95.625	1,885	4,712,500	(235,625)
3-Month SOFR Futures, Put	12/11/26	96.500	1,261	3,152,500	(1,197,950)
SOFR 2-Year Mid-Curve Futures, Call	9/11/26	97.125	2,374	5,935,000	(489,637)
SOFR 2-Year Mid-Curve Futures, Call	9/11/26	97.250	791	1,977,500	(123,594)
U.S. Treasury 5-Year Notes Futures, Call	4/24/26	108.500	531	531,000	(178,383)
U.S. Treasury 5-Year Notes Futures, Call	4/24/26	109.000	686	686,000	(123,266)
U.S. Treasury 5-Year Notes Futures, Put	4/24/26	107.000	686	686,000	(96,469)
U.S. Treasury 5-Year Notes Futures, Put	4/24/26	108.500	531	531,000	(348,469)
U.S. Treasury 5-Year Notes Futures, Put	4/24/26	109.250	1,262	1,262,000	(1,518,344)
U.S. Treasury 10-Year Notes Futures, Call	4/24/26	112.000	630	630,000	(206,719)
U.S. Treasury 10-Year Notes Futures, Call	4/24/26	113.500	2,516	2,516,000	(235,875)
U.S. Treasury 10-Year Notes Futures, Put	4/24/26	107.500	2,516	2,516,000	(157,250)
U.S. Treasury 10-Year Notes Futures, Put	4/24/26	112.000	630	630,000	(807,187)
Total Exchange-Traded Written Options (Premiums received — $7,916,071)					$(7,610,205)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
3-Month SOFR	1,734	6/26	$418,374,492	$417,568,875	$(805,617)
Australian 10-Year Bonds	367	6/26	27,513,623	27,284,512	(229,111)
U.S. Treasury 2-Year Notes	5,691	6/26	1,181,222,150	1,180,571,271	(650,879)
U.S. Treasury 10-Year Notes	2,210	6/26	249,230,977	245,413,605	(3,817,372)
U.S. Treasury Long-Term Bonds	51	6/26	5,814,063	5,807,625	(6,438)
U.S. Treasury Ultra 10-Year Notes	122	6/26	14,155,945	13,848,906	(307,039)
U.S. Treasury Ultra Long-Term Bonds	64	6/26	7,675,622	7,460,000	(215,622)
United Kingdom Long Gilt Bonds	149	6/26	18,228,984	17,313,628	(915,356)
					(6,947,434)
Contracts to Sell:
U.S. Treasury 5-Year Notes	146	6/26	15,767,820	15,794,234	(26,414)
Net unrealized depreciation on open futures contracts					$(6,973,848)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,374,843	USD	1,631,821	Bank of America N.A.	4/16/26	$6,367
AUD	2,390,000	USD	1,644,631	Bank of America N.A.	4/16/26	4,013
AUD	4,770,000	USD	3,260,171	Bank of America N.A.	4/16/26	30,218
EUR	18,253,815	USD	21,647,199	Bank of America N.A.	4/16/26	(531,768)
INR	105,581,737	USD	1,144,307	Bank of America N.A.	4/16/26	(32,999)
INR	213,407,246	USD	2,315,994	Bank of America N.A.	4/16/26	(69,763)
JPY	355,380,000	USD	2,229,386	Bank of America N.A.	4/16/26	13,285
AUD	2,530,000	USD	1,787,987	BNP Paribas SA	4/16/26	(42,770)
AUD	5,080,000	USD	3,600,560	BNP Paribas SA	4/16/26	(96,330)
AUD	7,620,000	USD	5,411,540	BNP Paribas SA	4/16/26	(155,195)
EUR	2,310,000	USD	2,749,420	BNP Paribas SA	4/16/26	(77,285)
EUR	3,520,000	USD	4,168,793	BNP Paribas SA	4/16/26	(96,969)
EUR	6,608,941	USD	7,763,136	BNP Paribas SA	4/16/26	(118,123)
USD	4,550,817	EUR	3,860,000	BNP Paribas SA	4/16/26	85,693
USD	4,551,519	EUR	3,860,000	BNP Paribas SA	4/16/26	86,394
USD	6,341,777	EUR	5,349,791	BNP Paribas SA	4/16/26	153,309
USD	4,736,607	GBP	3,517,077	BNP Paribas SA	4/16/26	81,524
USD	1,584,301	JPY	245,800,336	BNP Paribas SA	4/16/26	33,147
CNH	34,531,577	USD	4,990,268	Citibank N.A.	4/16/26	29,676
EUR	2,570,000	USD	2,992,147	Citibank N.A.	4/16/26	(19,253)
EUR	3,145,629	USD	3,691,234	Citibank N.A.	4/16/26	(52,471)
EUR	3,350,000	USD	3,900,598	Citibank N.A.	4/16/26	(25,425)
JPY	262,270,000	USD	1,667,595	Citibank N.A.	4/16/26	(12,507)
JPY	262,280,000	USD	1,667,685	Citibank N.A.	4/16/26	(12,533)
JPY	262,280,000	USD	1,668,259	Citibank N.A.	4/16/26	(13,107)
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	314,670,000	USD	2,000,147	Citibank N.A.	4/16/26	$(14,381)
JPY	655,690,000	USD	4,181,662	Citibank N.A.	4/16/26	(43,845)
JPY	655,700,000	USD	4,180,015	Citibank N.A.	4/16/26	(42,135)
JPY	655,700,000	USD	4,181,268	Citibank N.A.	4/16/26	(43,389)
USD	2,596,011	AUD	3,770,000	Citibank N.A.	4/16/26	(4,570)
USD	4,332,671	CAD	5,959,880	Citibank N.A.	4/16/26	45,347
USD	3,560,382	EUR	3,020,000	Citibank N.A.	4/16/26	66,942
USD	4,019,806	EUR	3,414,293	Citibank N.A.	4/16/26	70,261
USD	5,186,513	EUR	4,400,000	Citibank N.A.	4/16/26	96,733
USD	18,973,650	INR	1,719,676,772	Citibank N.A.	4/16/26	873,084
USD	1,894,071	MXN	33,953,000	Goldman Sachs Group Inc.	4/16/26	2,227
AUD	1,121,750	USD	785,448	JPMorgan Chase & Co.	4/16/26	(11,655)
AUD	2,060,000	USD	1,454,439	JPMorgan Chase & Co.	4/16/26	(33,433)
AUD	2,060,000	USD	1,452,391	JPMorgan Chase & Co.	4/16/26	(31,385)
AUD	3,090,000	USD	2,185,279	JPMorgan Chase & Co.	4/16/26	(53,769)
AUD	3,090,000	USD	2,164,321	JPMorgan Chase & Co.	4/16/26	(32,811)
AUD	25,832,060	USD	17,408,561	JPMorgan Chase & Co.	4/16/26	410,628
CNH	34,460,000	USD	4,979,625	JPMorgan Chase & Co.	4/16/26	29,914
EUR	1,800,000	USD	2,088,269	JPMorgan Chase & Co.	4/16/26	(6,086)
JPY	358,740,000	USD	2,252,571	JPMorgan Chase & Co.	4/16/26	11,304
JPY	448,430,000	USD	2,823,114	JPMorgan Chase & Co.	4/16/26	6,761
USD	888,979	AUD	1,300,000	JPMorgan Chase & Co.	4/16/26	(7,773)
USD	968,544	AUD	1,416,228	JPMorgan Chase & Co.	4/16/26	(8,383)
USD	1,772,004	AUD	2,600,000	JPMorgan Chase & Co.	4/16/26	(21,500)
USD	2,650,282	AUD	3,890,000	JPMorgan Chase & Co.	4/16/26	(33,075)
USD	4,305,715	AUD	6,410,000	JPMorgan Chase & Co.	4/16/26	(115,961)
USD	7,308,443	AUD	10,570,625	JPMorgan Chase & Co.	4/16/26	16,730
USD	9,954,972	CNH	68,991,577	JPMorgan Chase & Co.	4/16/26	(74,512)
USD	54,661,833	BRL	288,849,523	JPMorgan Chase & Co.	6/2/26	(345,214)
Net unrealized depreciation on open forward foreign currency contracts						$(126,818)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At March 31, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	157,419,000BRL	1/2/31	BRL-CDI**	13.250%**	$(390,368)	$—	$(390,368)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Plus Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	658,112,000	12/15/27	3.320% annually	Daily SOFR Compound annually	$3,613,302	$(52,980)	$3,666,282
	413,440,000MXN	3/14/28	28-Day MXN TIIE - Banxico every 28 days	7.225% every 28 days	(142,789)	—	(142,789)
	173,860,000	11/21/30	2.452%**	CPURNSA**	467,688	(82,840)	550,528
	330,234,000	1/31/33	3.520% annually	Daily SOFR Compound annually	3,478,127	724,874	2,753,253
Total					$7,416,328	$589,054	$6,827,274

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$13,960,000	6/20/31	1.000% quarterly	$240,963	$227,687	$13,276

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.46 Index	$14,749,500	6/20/31	5.000% quarterly	$(706,659)	$(580,483)	$(126,176)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$97,560	4/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(594,461)	—	$(594,461)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

 Western Asset Core Plus Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	7.057%
BRL-CDI	14.650%
CPURNSA	3.302%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
CDI	—	Clearing House Electronic Subregister System Depositary Interest
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Plus Bond Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$362,385,555	$0 *	$362,385,555
Other Corporate Bonds & Notes	—	944,217,147	—	944,217,147
Mortgage-Backed Securities	—	1,100,186,648	—	1,100,186,648
Collateralized Mortgage Obligations	—	628,810,482	—	628,810,482
U.S. Government & Agency Obligations	—	383,620,360	—	383,620,360
Asset-Backed Securities	—	297,344,637	—	297,344,637
Sovereign Bonds	—	190,083,991	—	190,083,991
Senior Loans:
Financials	—	41,737,914	2,465,116	44,203,030
Industrials	—	9,778,771	4,116,978	13,895,749
Other Senior Loans	—	50,161,612	—	50,161,612
U.S. Treasury Inflation Protected Securities	—	32,469,957	—	32,469,957
Purchased Options	$2,816,247	—	—	2,816,247
Common Stocks:
Industrials	72,594	421	—	73,015
Warrants	—	51,578	—	51,578
Total Investments	$2,888,841	$4,040,849,073	$6,582,094	$4,050,320,008
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$2,153,557	—	$2,153,557
Centrally Cleared Interest Rate Swaps††	—	6,970,063	—	6,970,063
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	13,276	—	13,276
Total Other Financial Instruments	—	$9,136,896	—	$9,136,896
Total	$2,888,841	$4,049,985,969	$6,582,094	$4,059,456,904

Western Asset Core Plus Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$7,610,205	—	—	$7,610,205
Futures Contracts††	6,973,848	—	—	6,973,848
Forward Foreign Currency Contracts††	—	$2,280,375	—	2,280,375
OTC Interest Rate Swaps	—	390,368	—	390,368
Centrally Cleared Interest Rate Swaps††	—	142,789	—	142,789
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	126,176	—	126,176
OTC Total Return Swaps	—	594,461	—	594,461
Total	$14,584,053	$3,534,169	—	$18,118,222

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$246,082,140	$144,644,104	144,644,104	$390,726,244	390,726,244

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,378,546	—	—
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/Warrants	Acquisition Date	Cost	Fair Value at 3/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	1,685	3/25	$20,512	$421	$0.25	0.00%(a)
Spirit Airlines LLC, Warrants	206,310	3/25	2,511,486	51,578 (b)	0.25	0.00 (a)
Total			$2,531,998	$51,999		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Core Plus Bond Fund 2026 Quarterly Report